Other Balance Sheet Captions - Other Current Assets (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Balance Sheet Captions [Abstract]
Prepaid expenses		$ 48.1	$ 40.1
Refundable taxes		30.8	31.8
Deferred employees' statutory profit sharing asset		0	11.7
Other		0.1	0.3
Other current assets	$ 97.5	$ 79.0	$ 83.9